UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                FORM 13F-HR/A

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [x]; Amendment Number: 1
This amendment (Check only one.): [ ] is a restatement.
                                  [x] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM
FILED ON 10/31/01 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:
Name:     MILTON ARBITRAGE PARTNERS LLC
Address:  56 Mason Street
          Greenwich, Connecticut 06830

13 File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   James E. Buck II
Title:  Managing Member
Phone:  (203) 661-7022
Signature, Place and Date of Signing:

      Greenwich, Connecticut          February 1, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    196283

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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMERICAN BK CONN WATERBURY     COMMON STOCK     024327108     3841   125100 SH       SOLE                 125100        0        0
D ANDOVER BANCORP INC DEL        COMMON STOCK     034258103     9570   187500 SH       SOLE                 187500        0        0
D C-MAC INDS INC CAD N PV COM (U COMMON STOCK     125920108     2357   118200 SH       SOLE                 118200        0        0
D CENTURY BANCSHARES INC         COMMON STOCK     156436107     1359    88800 SH       SOLE                  88800        0        0
D COMMUNITY FIRST BANKING INC    COMMON STOCK     203913108      316     9000 SH       SOLE                   9000        0        0
D COOPER INDS INC.               COMMON STOCK     216669101     9405   226800 SH       SOLE                 226800        0        0
D DIME BANCORP INC. NEW          COMMON STOCK     25429Q102    52001  1322500 SH       SOLE                1322500        0        0
D GPU INC COM                    COMMON STOCK     36225X100    24531   607800 SH       SOLE                 607800        0        0
D HELLER FINL INC COM            COMMON STOCK     423328103    15995   303100 SH       SOLE                 303100        0        0
D HOMESTAKE MINING CO USD COM    COMMON STOCK     437614100    18560  1995700 SH       SOLE                1995700        0        0
D ILLUMINET HOLDINGS INC COM STK COMMON STOCK     452334105     2108    55000 SH       SOLE                  55000        0        0
D LOUIS DREYFUS NATURAL GAS CORP COMMON STOCK     546011107    22865   587800 SH       SOLE                 587800        0        0
D METROWEST BANK MASS COM        COMMON STOCK     592668107     1006    88600 SH       SOLE                  88600        0        0
D MITCHELL ENERGY & DEV CORP CL  COMMON STOCK     606592202    20890   416800 SH       SOLE                 416800        0        0
D NATIONAL BACSHARES CORP TEX    COMMON STOCK     632593505      851    35000 SH       SOLE                  35000        0        0
D SCI SYSTEMS INC                COMMON STOCK     783890106     7929   440500 SH       SOLE                 440500        0        0
D SENSORMATIC ELEC               COMMON STOCK     817265101      613    26000 SH       SOLE                  26000        0        0
D TUCKER ANTHONY SUTRO COM STK   COMMON STOCK     898647102     2086    87500 SH       SOLE                  87500        0        0
S REPORT SUMMARY                 18 DATA RECORDS              196283        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED